Royalty, stream and working interests	6 Months Ended
Jun. 30, 2020
Royalty, stream and working interests
Royalty, stream and working interests

Note 7 – Royalty, stream and working interests

(a)Royalties, stream and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges, comprised the following:

		Accumulated
As at June 30, 2020	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,038.0	$(632.4)	$—	$405.6
Streams	4,349.9	(1,622.5)	—	2,727.4
Energy	1,745.0	(406.8)	(267.7)	1,070.5
Advanced	199.8	(32.1)	—	167.7
Exploration	64.7	(12.1)	—	52.6
	$7,397.4	$(2,705.9)	$(267.7)	$4,423.8
1.	Accumulated depletion includes previously recognized impairment charges.

		Accumulated
As at December 31, 2019	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,035.7	$(620.1)	$—	$415.6
Streams	4,346.3	(1,542.3)	—	2,804.0
Energy	1,756.4	(402.8)	—	1,353.6
Advanced	203.2	(32.3)	—	170.9
Exploration	66.2	(12.5)	—	53.7
	$7,407.8	$(2,610.0)	$—	$4,797.8
1.	Accumulated depletion includes previously recognized impairment charges.

Changes in royalty, stream and working interests for the periods ended June 30, 2020 and December 31, 2019 were as follows:

	Mining
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2019	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Additions	—	—	419.0	46.0	11.9	476.9
Transfers	5.9	—	—	(5.9)	—	—
Depletion	(46.0)	(163.6)	(49.0)	(0.9)	(0.2)	(259.7)
Impact of foreign exchange	5.6	—	17.0	1.9	0.5	25.0
Balance at December 31, 2019	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions (Note 3)	13.4	(0.1)	21.3	—	—	34.6
Impairments	—	—	(267.7)	—	—	(267.7)
Depletion	(17.1)	(76.5)	(21.5)	(0.4)	—	(115.5)
Impact of foreign exchange	(6.3)	—	(15.2)	(2.8)	(1.1)	(25.4)
Balance at June 30, 2020	$405.6	$2,727.4	$1,070.5	$167.7	$52.6	$4,423.8

Of the total net book value as at June 30, 2020, $3,430.1 million (December 31, 2019 - $3,743.8 million) is depletable and $993.7 million (December 31, 2019 - $1,054.0 million) is non-depletable.

(b)Impairments of royalties, stream and working interests

Royalties, stream and working interests are reviewed for impairment if there is an indication that the carrying amount may not be recoverable. As a result of reduced production and capital spend by the operators of the Company’s Energy assets due to lower market expectations for oil and gas prices, the Company noted the presence of impairment indicators as at March 31, 2020 and carried out an asset impairment analysis of its Energy assets. Impairments in the carrying value of each cash-generated unit (“CGU”) were measured and recorded to the extent that the carrying value of each CGU exceeds its estimated recoverable amount, which was the higher of fair value less costs of disposal (“FVLCD”) and value-in-use (“VIU”), which is generally calculated using an estimate of future discounted cash-flows.

The Company recorded impairment charges at March 31, 2020 with respect to the following CGUs:

SCOOP/STACK

The Company’s interest in the SCOOP/STACK comprises acquisitions of royalty rights through the Royalty Acquisition Venture, a jointly-owned entity with Continental, as well as two packages of royalty rights acquired in December 2016 for a price of $100.0 million, and in November 2017 for $27.6 million.

Weyburn

The Company holds a 11.71% NRI, a 0.44% ORR and a 2.56% WI in the Weyburn Unit, which is located 129km southeast of Regina, Saskatchewan. The 11.71% NRI was acquired on November 13, 2012.

The following table summarizes the impairment losses recorded at March 31, 2020 and estimated recoverable amount by CGU:

	Impairment	Recoverable
	Amount	Amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7

Key assumptions and sensitivity analysis

Key assumptions and estimates used in determining the recoverable amounts of the Company’s Energy assets are related to oil prices and discount rates. The future cash flows expected from each CGU were derived from a model developed by management using cash-flows prepared by an independent reserve engineer or a third-party advisor, and expected performance based on publicly-released technical information to predict future performance. For the SCOOP/STACK CGUs, the Company’s management made assumptions of future drilling activity to reflect the reduced capital spending by operators in the current environment.

The Company’s management made assumptions of future West Texas Intermediate (“WTI”) prices to estimate future revenues, based on long-term consensus price estimates obtained from a sample of independent reserve evaluators. For the Weyburn CGU, the differential to Edmonton Light prices assumption was $8.55/barrel, and the U.S. dollar to Canadian dollar foreign exchange rate assumption was $0.72. Forecasted WTI prices as at March 31, 2020 used to determine future cash flows were as follows:

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

The future cash-flows were discounted using an after-tax discount rate which reflects specific market risk factors associated with individual characteristics of the CGU. For the SCOOP/STACK CGUs, the discount rate ranged between 5% for proved producing reserves to 12% for undeveloped contingent resources. For the Weyburn CGU, the discount rate assumed was 9.5%.

A sensitivity analysis showing the impact of a change, in isolation, in the WTI oil price and discount rate assumptions is shown below:

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)

In the second quarter 2020, oil and gas prices rebounded from April 2020. There remains a level of uncertainty surrounding oil and gas prices, and the Company determined that this did not warrant a reversal in the previously recorded impairments.